SHORT-TERM BANK LOANS (Details) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Jan. 31, 2013 USD ($)	Jan. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Short-term Debt [Line Items]
Short-term bank loans			$ 96,307	600,000	150,000
Short-term bank loans interest rate							5.60%	5.88%
Repayment of short-term bank loans	(48,153)	(300,000)	(96,307)	(600,000)
Interest expense	137	851	1,220	7,603	259
Short-term bank loan maturing in the next year			48,153	300,000
Restricted cash			$ 113,869	709,417